Financing Agreement	12 Months Ended
Dec. 31, 2018
Financing Agreement [Abstract]
FINANCING AGREEMENT

NOTE 12—FINANCING AGREEMENT

On September 6, 2017, the Company signed a securities purchase agreement (the “Alpha Purchase Agreement”) with Alpha Capital Anstalt (“Alpha”) , pursuant to which the Company agreed, upon the terms and subject to the conditions of the Alpha Purchase Agreement, to issue to Alpha, in a private placement, certain securities, in three tranches, as follows: (i) at the first closing, which was completed on October 26, 2017, ordinary shares and a Convertible Debenture (“Debenture”), for a purchase price of $2 million, (ii) at the second closing, which was completed on December 31, 2017 and which was subject, among other things, to approval of the private placement by the Company’s shareholders, a Debenture for a purchase price of $2 million, and (iii) at the third closing, which was completed on April 30, 2018, which was subject, among other things, to the listing of the Company’s ADSs for trading on the NASDAQ and to the receipt of shareholder and option holder approval to adopt the provisions of Chapter E3 of the Israeli Securities Law of 1968 (which allows the Company to report in Israel in accordance with U.S. reporting requirements) (“Dual Reporting Approval”), ordinary shares and/or a Debenture for a purchase price of $1 million, and a warrant (the “Alpha Warrant”) to purchase 49,607,407 ordinary shares represented by 992,148 ADSs exercisable for a period of five years from the date of issuance at an exercise price of the US dollar equivalent of NIS 36.14379 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

On October 26, 2017, upon the completion of the first closing, the Company issued to Alpha 7,280,000 ordinary shares and a Debenture in the principal amount of $1,375,144, for gross proceeds of $2,000,000. On December 31, 2017, upon completion of the second closing, the Company issued a Debenture in the principal amount of $2,000,000 for gross proceeds of $2,000,000. The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of the US dollar equivalent of NIS 15.3897 (calculated in accordance with the rate of exchange of NIS 3.586 per $1.00) per ADS. In addition, the Debenture was mandatorily convertible at the then effective conversion price without regard to any beneficial ownership limitation if (i) the ADSs or the Company’s ordinary shares are approved for listing on the Nasdaq stock market, and (ii) certain equity conditions are met, and provided that the holder may elect to convert the Debenture in whole or in part to a pre-paid warrant to purchase such number of ADSs otherwise issuable upon mandatory conversion of the Debenture. On January 31, 2018, Debentures in the aggregate principal amount of $3,375,144 were automatically converted into a pre-paid warrant to purchase 39,322,742 ordinary shares represented by 786,455 ADSs.

On April 30, 2018, the Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 9,921,482 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 49,607,407 ordinary shares represented by 992,149 ADSs, at an exercise price of NIS 36.14 per ADS ($10.28 per ADS), for gross proceeds of $1 million. As the Alpha Warrant includes an anti-dilution protection and other rights, they are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

In 2018, Alpha converted a pre-paid warrant to purchase 8,250,000 ordinary shares into 8,250,000 ordinary shares represented by 165,000 ADSs.

As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, the Company issued an aggregate of 1,080,503 ordinary shares and Debentures convertible into 5,836,313 ordinary shares in connection with services Alpha provided to the Company. These issuances, having a fair market value of NIS 3.0 million, were accounted as share based compensation. NIS 1.5 million was recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss in 2017 and 2018, respectively.

Under the Alpha Purchase Agreement, Alpha was also granted certain rights, including, among other things, anti-dilution protection until October 26, 2019 in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This right is accounted for as a derivative liability. Accordingly, it is presented as a component of non-current liabilities and is measured at fair value each reporting period and presented in the statements of financial position within non-current liabilities, see Note 2R.

The Warrants are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 Loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets.

As for the accounting treatment of the Day 1 Loss - see Note 2R.

The financial instruments recognized on the Company’s statements of financial position as of December 31, 2017 and 2018, are as follows:

1) Derivatives – comprised of an anti-dilution protection on 37,320,978 and 27,399,497 ordinary shares as of December 31, 2018 and 2017, respectively. The derivative is presented in the Company’s balance sheets on a fair value basis in the amount of NIS 363,186 and 140,875 as of December 31, 2018 and 2017, respectively.

The derivative fair value is determined by using a put option Model.

The following table presents the assumptions that were used for the models as of December 31, 2017:

	Alpha	Meitav Dash and Ami Sagi*

Probability	5%	5%

Expected volatility	64.35%	65.64%
Risk free interest rate	0.185%	0.187%
Expected term (years)	2	2

The following table presents the assumptions that were used for the models as of December 31, 2018:

	Alpha	Meitav Dash and Ami Sagi*

Probability	5%	5%

Expected volatility	57.33%	53.31%
Risk free interest rate	0.47%	0.55%
Expected term (years)	0.82	0.99

*	See Note 14(A)(10) and (11)

2) Warrants - to purchase up to 49,607,407 ordinary shares and include an anti-dilution protection right and other rights as of December 31, 2018. The warrants are presented in the Company’s statement of financial position at fair value basis in the amount of NIS 2,434 thousand, net of unrecognized Day 1 Loss in the amount of NIS 2,302 thousands, see note 4.

The warrants fair value is determined by using the B&S model.

The following table presents the assumptions that were used for the model as of December 31, 2018:

Warrants
Fair value of Warrant– NIS	0.0955
Expected volatility	63.79%
Risk free interest rate	1.47%
Expected term (years)	4.33
Expected dividend yield	0%

3) Debentures - convertible debentures which are convertible into 39,322,742 prepaid warrants and contain an anti-dilution protection right and other rights as of December 31, 2017. The Debentures are presented in the Company’s statement of financial position at fair value basis in the amount of NIS 12,639 thousand, net of unrecognized Day 1 Loss in the amount of NIS 1,376 thousand.

The Debentures’ fair value is determined by using an Asian put option model.

The following table presents the assumptions that were used for the models as of December 31, 2017:

	First closing	Second closing
	Debenture	Debenture
Fair value of shares of common stock - NIS	0.43	0.43
Expected volatility	64.56%	61.29%
Discount on lack of marketability	20.4%	20.2%
Risk free interest rate	0.17%	0.19%
Expected term (years)	1.82	2
Expected dividend yield	0%	0%